Other income (Tables)	12 Months Ended
Dec. 31, 2021
Other income
Schedule of other income

	2021	2020	2019

	(€ in thousands)
Grant income	1,012	9,307	1,778
Other income	31	145	155
	1,043	9,452	1,933